Statements of Operations (USD $)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011
Income Statement [Abstract]
Fee revenue, net	$ 34,209	$ 8,656	$ 13,189	$ 13,494
Cost of revenue	17,574
Gross profit	16,635	8,656
Operating expenses:
Salaries and management fees	388,596	6,475	5,100	126,227
Commissions and marketing	5,179	8,653	8,500	9,651
Rent	11,894	7,315	11,262	21,174
Travel and entertainment	14,017	7,772	3,117	11,124
Investor relations, related	0	0		6,350
Transfer agent and filing fees	4,126
Professional and consulting fees	44,550	5,900		11,400
Software development and internet expenses	24,465	6,811	1,250	4,000
Other general and administrative	21,007	3,108	459	3,426
Total operating expenses	513,834	46,034	29,688	193,352
Operating loss	(497,199)	(37,378)
Other income (expense):
Interest expense	(16,422)		0	0
Derivative liability income	(12,753)		0	0
Total other income	(29,175)		0	0
Net loss	(526,374)	(37,378)	(16,499)	(179,858)
Other Comprehensive loss, net of tax:
Unrealized loss on marketable securities	(14,000)	(89,000)
Other comprehensive loss	(14,000)	(89,000)
Comprehensive loss	$ (540,374)	$ (126,378)
Net loss per share	$ (0.04)	$ (0.14)	$ (0.02)	$ (0.17)
Weighted average number of common shares outstanding Basic and diluted	13,914,612	880,313	750,000	1,053,635